SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.66%	1.12%	1.21%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	32.00%	34.00%	34.00%
Weighted average expected term from grant date (in years)	3 years 9 months 18 days	3 years 10 months 17 days	3 years 10 months 10 days